Regulatory matters - Approved Annual Revenue Increases (Details) - USD ($) $ in Thousands											12 Months Ended
	Jul. 01, 2018	May 01, 2018	Jan. 01, 2018	Jul. 01, 2017	Jun. 07, 2017	May 01, 2017	Nov. 01, 2016	Jul. 01, 2016	Mar. 01, 2016	Jan. 01, 2016	Dec. 31, 2017
New Hampshire Public Utilities Commission
Regulatory Liabilities [Line Items]
Approved revenue increase				$ 6,750				$ 6,105
Massachusetts Department of Public Utilities
Regulatory Liabilities [Line Items]
Approved rate increase						$ 2,928
Illinois Commerce Commission
Regulatory Liabilities [Line Items]
Approved rate increase					$ 2,200
Arizona Corporate Commission
Regulatory Liabilities [Line Items]
Approved revenue increase							$ 1,935		$ 2,725
California Public Utilities Commission
Regulatory Liabilities [Line Items]
Approved revenue increase										$ 8,318
Various
Regulatory Liabilities [Line Items]
Approved revenue increase											$ 3,551
Annual Revenue Increase Approval, March 2016 | Massachusetts Department of Public Utilities
Regulatory Liabilities [Line Items]
Approved revenue increase									$ 8,300
Subsequent Event | Missouri Department of Public Utilities
Regulatory Liabilities [Line Items]
Approved revenue increase	$ 4,600
Subsequent Event | New Hampshire Public Utilities Commission
Regulatory Liabilities [Line Items]
Approved revenue increase		$ 10,711
Subsequent Event | Massachusetts Department of Public Utilities
Regulatory Liabilities [Line Items]
Approved revenue increase		$ 3,676
Subsequent Event | California Public Utilities Commission
Regulatory Liabilities [Line Items]
Approved revenue increase			$ 2,175